UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

OF

SPECIAL SITUATIONS FUND III, L.P.
527 MADISON AVENUE, SUITE 2600
NEW YORK, NEW YORK 10022
TELEPHONE: (212) 319-6670

UNDER THE
INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-8110

1.  Title of the class of securities of Special Situations Fund III, L.P. (the "Fund") to be redeemed:

Units of limited partnership interests ("Units").

2.  The date on which the securities are to be called or redeemed:

June 30, 2008

3.  The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Units are to be redeemed pursuant to Section 7.02(f) of the Fund’s Agreement of Limited Partnership dated as of October 21, 1993, as amended.

4.  The principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

The Fund intends to repurchase up to 5% of the total outstanding Units held by limited partners of the Fund as of June 30, 2008 who elect to have their Units redeemed by providing written notice to the Fund on or before May 1, 2008.

S5313/3
05/27/2008 2096083.02